Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill

The changes in the carrying amount of goodwill were as follows:

	2012	2013	2014	2014
	RMB	RMB	RMB	US$
	(In thousands)
Balance as of January 1	2,419,542	3,877,564	16,864,350	2,718,040
Goodwill acquired	1,458,023	12,986,790	554,541	89,376
Foreign currency translation adjustment	(1)	(4)	4	—

Balance as of December 31	3,877,564	16,864,350	17,418,895	2,807,416

Finite-Lived Intangible Assets

Finite-lived intangible assets

	As of December 31, 2013
	Gross carrying value	Accumulated amortization	Net carrying value
	RMB	RMB	RMB
	(In thousands)
Land use right	519,474	(26,968)	492,506
Customer relationships	682,715	(144,451)	538,264
Software	478,909	(152,711)	326,198
Trademarks	821,338	(97,122)	724,216
User list	789,975	(219,377)	570,598
Licensed copyrights of video contents	1,012,534	(469,787)	542,747
Others	496,439	(71,063)	425,376

	4,801,384	(1,181,479)	3,619,905

	As of December 31, 2014
	Gross carrying value	Accumulated amortization	Net carrying value	Net carrying value
	RMB	RMB	RMB	US$
	(In thousands)
Land use right	519,474	(37,357)	482,117	77,703
Customer relationships	693,712	(304,208)	389,504	62,777
Software	519,239	(274,818)	244,421	39,394
Trademarks	916,735	(189,588)	727,147	117,195
User list	854,467	(452,730)	401,737	64,748
Licensed copyrights of video contents	1,768,141	(935,238)	832,903	134,239
Others	695,562	(213,929)	481,633	77,625

	5,967,330	(2,407,868)	3,559,462	573,681

Estimated Amortization Expense Relating to Existing Intangible Assets with Finite Lives

Estimated amortization expense relating to the existing intangible assets with finite lives for each of the next five years is as follows:

	RMB	US$
	(In thousands)
For the years ending December 31,
2015	1,234,976	199,042
2016	798,198	128,646
2017	340,619	54,898
2018	233,781	37,679
2019	159,471	25,702

Indefinite-Lived Intangible Assets	Indefinite-lived intangible assets

	As of December 31,
	2013	2014	2014
	RMB	RMB	US$
	(In thousands)
Domain names	9,360	9,360	1,509
Trademarks	1,050	5,537	892

	10,410	14,897	2,401